March 5, 2001


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:         Office of Filings, Information and Consumer Services

RE:           Alleghany Funds (the "Company")
              File Nos. 33-68666 and 811-8004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the Company's Class N Shares Prospectus, Class I Shares Prospectus and combined Statement of Additional Information which do not differ from that contained in Post-Effective Amendment No. 26 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2001 (Accession # 00000950137-01-500123).

Kindly return an electronic transmittal as evidence of your receipt of this filing. If you have any questions, please contact me at (617) 535-0544.


Very truly yours,

/s/ Kimberly A. Mather

Kimberly A. Mather
Regulatory Administration